LOAN PAYABLE	6 Months Ended
Jun. 30, 2020
Third Party [Member]
LOAN PAYABLE
NOTE 9 – LOAN PAYABLE

In December 2018, the Company entered into an agreement with a financing company to provide it €2,000 ($2,242 as of June 30, 2020) as a loan until December 2020. The loan can be repaid earlier but not before December 2019. In November 2019, the Company repaid €1,000 of the payable loan plus interest calculated through December 2019. The loan bears interest of ten percent per annum. Interest is being paid quarterly.